EMPLOYEE BENEFITS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 19.2	$ 15.8
Total contributions	$ 3.3	$ 3.8	$ 3.7